Share Capital and warrants - Additional information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 30, 2021 USD ($) shares	Jul. 23, 2021 USD ($)	Jan. 19, 2021 USD ($) $ / shares shares	Oct. 04, 2018	Nov. 30, 2021 USD ($) yr shares $ / shares	Nov. 30, 2020 USD ($) shares yr $ / shares	Mar. 31, 2021 shares
Disclosure of classes of share capital [line items]
Share based compensation expense					$ 1,651	$ 1,297
Deferred stock liability	$ 710				710	508
Change in fair value					$ 209	$ (157)
Exercise period of options | yr					5.2	6.25
SAR Contractual Life				10 years
Net loss attributable to common stock holders of the company					$ 31,725	$ 22,667
Weighted average number of common shares outstanding | shares					92,350,198	76,991,635
Effect of share options number of ordinary shares | shares					3,271,017	3,216,193
Broker options common shares potentially issuable | shares					3,872,053
Potential conversion of aggregate principal amount					$ 57,500
Number of shares issued and fully paid | shares							481,928
Issued capital	$ 335,752				$ 335,752	$ 287,312
Effect of share options number of Warrants shares | shares					8,130,550	0
ATM program [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	0				0
Consideration received on transaction		$ 50,000
Percentage of fixed commission rate on gross sales price		3.00%
Payments of financing costs	$ 621
Public Offering [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 2.75
Number of shares issued and fully paid | shares			16,727,900
Proceeds from issuing shares			$ 46,002
Common stock, Conversion basis			one-half of one
Class of warrant or right, Number of securities called by each warrant or right | shares					233,400
Class of warrant or right, Outstanding | shares					8,130,550
Class of warrant or right, Exercise price of warrants or right | $ / shares					$ 3.18
Share issuance costs			$ 3,394
Warrants exercised for proceeds					$ 742
Katana [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares							481,928
Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Shareholders rights covenants					The rights issued under the Plan will initially attach to and trade with the common shares, and no separate certificates will be issued unless a triggering event occurs. The rights will become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding shares without complying with the “Permitted Bid” provisions of the Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Plan, each right would, upon exercise and payment of $5.00 per right, entitle a rights holder, other than the acquiring person and related parties, to purchase a number of common shares at twice the exercise price of $5.00 per right based on the average weighted market price of the common shares for the last 20 trading days preceding the common share acquisition date (as defined in the Plan’s rights). Under the Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, at least 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, has been tendered, the offeror may take up and pay for the common shares, but must extend the bid for a further 10 days to allow other shareholders to tender.
Stock Option Plan Two Thousand And Nineteen [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense					$ 1,879	$ 1,414
Exercise period of options | yr					10
Maximum number of options available for grant | shares	7,700,000				7,700,000
Period of vesting of options					Generally, the options vest at the grant date or over a period of up to three years
Remaining options available for issuance | shares	4,251,404				4,251,404	2,379,863
Stock Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense					$ 53	$ 13
Exercise period of options | yr					8.2
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense					$ 78	$ 33
Deferred stock units outstanding | shares	215,508				215,508	220,171
Deferred stock liability	$ 710				$ 710	$ 508
Change in fair value					(209)	$ (157)
Deferred Stock Units [Member] | Cash Settled Forward Contracts [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares						220,171
Fair value of cash settled forward contracts	740				740	$ 520
Change in fair value					212	$ 166
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital	$ 668				$ 668
Ordinary shares [member] | Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Value per unit of forward contract | $ / shares					$ 5.84	$ 5.75